Borrowings and derivative financial instrument - 2022 and 2025 Notes (Details) R in Millions, $ in Millions										12 Months Ended
	Dec. 06, 2021 ZAR (R)	Dec. 06, 2021 USD ($)	Aug. 02, 2021 ZAR (R)	Aug. 02, 2021 USD ($)	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Sep. 19, 2018 USD ($)	Jun. 27, 2017 USD ($) tranche	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received					R 1,100	R 1,750	$ 125.0	$ 500.0		R 65	R 771	R 2,859
Loans repaid										(20,252)	(18,335)	(22,008)
Early redemption premium on the 2025 Notes										196	0	0
Balance at beginning of the year										18,383	23,736	24,505
Accrued interest paid										(527)	(866)	(778)
Interest charge										801	1,290	1,445
Unwinding of amortised cost										302	394	374
Loss/(gain) on foreign exchange differences										950	2,149	(781)
Balance at end of the year										20,298	18,383	23,736
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche									2
Bond purchase price | $								345.0
Face amount of debt | $								$ 349.0
Loans repaid										(10,840)	0	0
Early redemption premium on the 2025 Notes										196	0	0
Balance at beginning of the year										10,136	9,610	9,809
Accrued interest paid										(527)	(741)	(672)
Interest charge										523	764	665
Unwinding of amortised cost										169	59	48
Loss/(gain) on foreign exchange differences										343	444	(240)
Balance at end of the year										0	R 10,136	R 9,610
2022 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									6.125%
Face amount of debt									$ 500.0	0
Repayments of non-current borrowings | $				$ (355.8)
Loans repaid			R (5,123)	$ (354.0)
Term of facility									5 years
2025 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									7.125%
Face amount of debt									$ 550.0	R 0
Redemption price (as a percent)	103.60%	103.60%
Loans repaid | $		$ (370.2)
Early redemption premium on the 2025 Notes	R 196
Term of facility									8 years